Capital Structure	6 Months Ended
Dec. 31, 2025
Capital Structure [Abstract]
Capital Structure

(20) Capital Structure

Shares Structure

On March 13, 2024, the Company held an extraordinary general meeting (“EGM”) and obtained requisite shareholders’ approval to adopt a dual-class share structure. Under this structure, the authorized share capital was amended into 2,000,000,000 ordinary shares of a nominal or par value of US$0.001 each to US$2,000,000 divided into (1) 1,950,000,000 ordinary shares of par value of US$0.001 each and (2) 50,000,000 preference shares of par value of US$0.001 each, and each holder of the preference shares shall have twenty (20) votes for each Preference Share. As of June 30, 2024, no preference shares were outstanding, while 4,117,242 ordinary shares and 54,411 redeemable ordinary shares were outstanding.

On October 31, 2024, following resolutions passed at the EGM and separate Class Meeting of the holders of ordinary shares of the Company, the Company amended its authorized share capital to US$5,000,000 divided into 5,000,000,000 shares, comprising 4,000,000,000 Class A ordinary shares of par value of US$0.001 each and 1,000,000,000 Class B ordinary shares of par value of US$0.001 each. Each Class A ordinary share carries one (1) vote and each Class B ordinary share carries one hundred (100) votes. Subsequently, all issued ordinary shares were re-designated and re-classified as Class A ordinary shares.

On June 3, 2025, the Company held an EGM and obtained requisite shareholders’ approval to implement a share consolidation, under which every ninety authorized issued and unissued shares of par value US$0.001 each were consolidated into one share with a par value of US$0.09 each. Concurrently, the authorized share capital was increased to US$450,000,000, represented by 5,000,000,000 shares consisting of 4,000,000,000 Class A ordinary shares and 1,000,000,000 Class B ordinary shares, each with a par value of US$0.09. This approval effected a reverse share split at a ratio of one-for-ninety, effective June 23, 2025. As of June 30, 2025, 9,295,383 Class A ordinary shares were issued, of which 44,810 were held in treasury and 22,395 were redeemable, leaving 9,228,398 Class A ordinary shares outstanding. Concurrently, 6,666,668 Class B ordinary shares were issued and outstanding. Unless indicated or the context otherwise requires, all number of ordinary shares in this report has been retrospectively adjusted for the reverse share split, as if such reverse share split occurred on the first day of the years presented.

Issuance of new shares

As disclosed in Note 3(b), the Company issued 3,156,815 ordinary shares to the shareholders of AIFU to acquire 50.10% equity interests of AIFU in December 2023.

As disclosed in Note 18, the Company issued 22,175 ordinary shares to New Dragon Group (Far East) Limited in exchange for US$6,254 (approximately RMB44,968) investment in the Company in February 2024, which were classified as mezzanine equity.

On January 2, 2025, the Company issued 5,555,556, 4,444,445 and 1,111,112 Class B ordinary shares to Moonlit Group Ltd, Sea Synergy Limited and Equality Group Ltd, respectively, at a price of US$0.09 per share in exchange for US$1,000 (approximately RMB7,299).

On July 18, 2025, the Company issued an aggregate of 10,000,000 Class A ordinary shares to designated investors at a purchase price of approximately $2.08 per Class A ordinary share and warrants to purchase up to 20,000,000 additional Class A ordinary shares of the Company in consideration for an aggregate amount of US$20,790 (approximately RMB149,222).

As disclosed in Note 3, in August 2025, the Company issued 195,894,609 Class A ordinary shares to the sellers of Carve Group in exchange for 100% of the equity interest in Carve Group.

As disclosed in Note 3, in October 2025, the Company issued 98,002,174 Class A ordinary shares to the sellers of Real Prospect in exchange for 100% of the equity interest in Real Prospect.

Repurchase of ordinary shares

As disclosed in Note 1, in December 2023, the Company repurchased an aggregate of 44,817 ordinary shares from AIFU, representing 1% of the total shares outstanding as of June 30, 2024.

Concurrently, the Group entered into a share transfer agreement with AIFU, pursuant to which AIFU, through its wholly-owned subsidiary in China, to acquire 15.41% of the equity interests in Fanhua Puyi Fund Sales Co., Ltd. (“Puyi Fund”), a wholly-owned subsidiary of the Group, for a consideration consisting of the share repurchase price and a cash consideration of approximately RMB10,463.

The Group accounts for repurchased ordinary shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.